11. Deposits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDepositsLineItems [Line Items]
Percentage of lawsuit filed by the National Union of Airline Companies (SNEA)	72.00%
Deposit of landing fees by Department of Airspace Control (DECEA)	R$ 153,128
Maintenance guarantee	249,080	R$ 218,361
Maintenance reserve	397,977	266,204
Legal Proceedings Contingent Liability [member]
DisclosureOfDepositsLineItems [Line Items]
Blocked amounts under judicial deposits	113,979	108,860
Third Party Claim Contingent Liability [Member]
DisclosureOfDepositsLineItems [Line Items]
Blocked amounts under judicial deposits	R$ 76,415	R$ 74,300